DEBT OBLIGATIONS (Details Narrative) - USD ($)	Feb. 08, 2018	Sep. 30, 2018
Description of interest rate	Interest rate of Libor plus 2.25%, collateralized with a certificate of deposit in the amount of $1.5 million.
Key Bank National Association [Member] | Line Of Credit [Member]
Promissory note amount	$ 1,500,000	$ 0